Commitments and Contingencies - Additional Information (Detail) $ in Thousands									1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 19, 2025 complaint item	Mar. 06, 2025 lawsuit	Dec. 20, 2024 complaint item	Nov. 01, 2024 USD ($)	Sep. 26, 2024 USD ($)	Jul. 28, 2023 USD ($)	May 11, 2023 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2021	Jul. 31, 2019 agreement	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 25, 2024 USD ($)
Other Commitments [Line Items]
Operating lease cost											$ 24	$ 22	$ 96	$ 90
Option to extend													true
Operating lease right-of-use assets											199		$ 216	262
Operating lease liabilities											280		304
Operating lease liability - current											106		103	93
Non-cash lease payments											95
Future non-cash lease payments											312		343
Cara Therapeutics, Inc.
Other Commitments [Line Items]
Number of lawsuits filed | lawsuit		2
Number of demands received | item	13		13
Number of draft complaints received | complaint	3		3
Operating Lease, renewable term							5 years
Operating lease right-of-use assets											0		0	$ 4,864
Operating lease liabilities											0		0
New Corporate Headquarters Office Space [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Lease, annual fixed rent							$ 1,300
Lease, fixed rent, annual increase, percent							2.50%
Option to extend							true
Lessee, operating lease, discount rate, basis spread on variable rate							7.75%							7.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							us-gaap:SecuredOvernightFinancingRateSofrMember
Discount rate - operating leases														12.83%
Lessee, operating lease, incentives						$ 2,900
Operating lease right-of-use assets						6,779
Operating lease liabilities						$ 6,672
Operating Lease, expense													766	$ 524
Lease incentives reimbursed													2,094	$ 808
Lease incentives remaining to be reimbursed													0
Lessee, operating lease, discount rate, variable rate basis, floor							2.75%							2.75%
New Corporate Headquarters Office Space [Member] | Research and Development [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating Lease, expense													368	$ 367
New Corporate Headquarters Office Space [Member] | General and Administrative [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating Lease, expense													398	157
Terminated Corporate Headquarters | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating Lease, expense												269
Terminated Corporate Headquarters | Research and Development [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating Lease, expense												173
Terminated Corporate Headquarters | General and Administrative [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating Lease, expense												96
Assignment of New Lease | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating lease, cash lease payments					$ 3,238
Operating lease, release payments					1,125
Operating lease, non-cash lease payments				$ 3,417
Operating lease, initial direct costs capitalized					577
Operating lease liability - current					$ 3,417											$ 7,780
Impairment charge in ROU asset													4,274
Future non-cash lease payments													0
Old Stamford Operating Lease [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating lease cost														1,624	$ 1,624
Old Stamford Operating Lease [Member] | Research and Development [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating lease cost														1,137	1,137
Old Stamford Operating Lease [Member] | General and Administrative [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating lease cost														487	487
Patheon [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Reduced demand payment for manufacturing commitments														1,700
New Stamford Lease [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Letter of credit amount outstanding														1,500
Non-Exclusive License Agreement [Member] | Enteris Biopharma, Inc. [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Upfront fee								$ 8,000
Payment of milestone payment											$ 0	$ 0	$ 0	$ 0	$ 5,000
License agreement expiration period, first commercial sale								10 years
Upfront fee payment, cash								$ 4,000
Upfront fee payment, stock								$ 4,000
Agreement termination period for material breach								60 days
Agreement termination period for material breach of a payment obligation								30 days
Agreement termination period for challenged patent rights								30 days
Agreement termination period prior to first regulatory approval								30 days
Agreement termination period after first regulatory approval								60 days
MSA [Member] | Patheon and Patheon Manufacturing Services LLC [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Number of related product agreements | agreement										2
MSA [Member] | Patheon [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Agreement renewal term										2 years
Agreement initial term, expiration date										Dec. 31, 2024
Agreement expiration date										Dec. 31, 2026
API Commercial Supply Agreement - PPL [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Agreement renewal term									5 years
MSA or Product Agreement [Member] | Patheon [Member] | Cara Therapeutics, Inc.
Other Commitments [Line Items]
Agreement initial term, expiration date										Either party may terminate the MSA or a Product Agreement upon written notice if the other party (1) has failed to remedy a material breach within a specified time or (2) is declared insolvent or bankrupt, voluntarily files a petition of bankruptcy or assigns such agreement for the benefit of creditors. The Company may terminate a Product Agreement (a) upon 90 days’ prior written notice if any governmental agency takes any action that prevents the Company from selling the relevant product in the relevant territory, (b) upon six months’ prior written notice if it does not intend to order manufacturing services due to a product’s discontinuance in the market, or (c) upon 90 days’ prior written notice if it determines that the manufacture or supply of a product likely infringes third-party rights. Patheon may terminate the MSA or a Product Agreement (i) upon six months’ prior written notice if the Company assigns such agreement to an assignee that is unacceptable to Patheon for certain reasons, or (ii) upon 30 days’ prior written notice if, after the first year of commercial sales, the Company forecasts zero volume for 12 months.
Termination notice effective period upon government agency restrictions										90 days
Termination notice effective period upon discontinuance in the market										6 months
Termination notice period if likely infringes on third-party rights										90 days
Termination notice period if assignee is unacceptable										6 months
Termination notice period if zero volume is forecasted after first year of commercial sales										30 days